EMPOWER FUNDS, INC.
("Empower Funds")
Empower Real Estate Index Fund
Institutional Class Ticker / MXSFX
Investor Class Ticker / MXREX

(the "Fund")
Quarterly Holdings Report
September 30, 2024
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds.  Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 14.61%
223,579	American Homes 4 Rent Class A REIT	$ 8,583,198
92,549	Apartment Investment & Management Co Class A REIT(a)	836,643
100,922	AvalonBay Communities Inc REIT	22,732,681
75,772	Camden Property Trust REIT	9,360,115
10,332	Centerspace REIT	728,096
62,538	Elme Communities REIT	1,100,043
242,434	Equity Residential REIT	18,051,636
45,626	Essex Property Trust Inc REIT	13,478,833
159,681	Independence Realty Trust Inc REIT	3,273,461
404,827	Invitation Homes Inc REIT	14,274,200
83,050	Mid-America Apartment Communities Inc REIT	13,196,645
15,705	NexPoint Residential Trust Inc REIT	691,177
213,274	UDR Inc REIT	9,669,843
		115,976,571
Diversified REITS — 14.52%
52,965	Alexander & Baldwin Inc REIT	1,016,928
33,705	American Assets Trust Inc REIT	900,597
133,956	Broadstone Net Lease Inc REIT	2,538,466
218,692	Digital Realty Trust Inc REIT	35,390,926
53,805	EPR Properties REIT	2,638,597
67,466	Equinix Inc REIT	59,884,846
140,619	Global Net Lease Inc REIT	1,184,012
48,607	UMH Properties Inc REIT	956,100
56,907	Veris Residential Inc REIT	1,016,359
155,509	WP Carey Inc REIT	9,688,211
		115,215,042
Health Care REITS — 13.61%
104,720	American Healthcare Inc REIT	2,733,192
109,743	CareTrust Inc REIT	3,386,669
16,507	Community Healthcare Trust Inc REIT	299,602
151,547	Diversified Healthcare Trust REIT	634,982
42,208	Global Medical Inc REIT	418,281
257,963	Healthcare Realty Trust Inc REIT	4,682,029
500,095	Healthpeak Properties Inc REIT	11,437,173
426,390	Medical Properties Trust Inc REIT(b)	2,494,381
30,870	National Health Investors Inc REIT	2,594,932
183,257	Omega Healthcare Investors Inc REIT	7,458,560
8,970	Universal Health Realty Income Trust REIT	410,378
293,580	Ventas Inc REIT	18,827,285
Shares		Fair Value
Health Care REITS — (continued)
411,207	Welltower Inc REIT	$ 52,646,832
		108,024,296
Hotels REITS — 3.16%
159,092	Apple Hospitality Inc REIT	2,362,517
32,100	Chatham Lodging Trust REIT	273,492
147,273	DiamondRock Hospitality Co REIT	1,285,693
499,141	Host Hotels & Resorts Inc REIT	8,784,882
148,453	Park Hotels & Resorts Inc REIT	2,093,187
85,558	Pebblebrook Hotel Trust REIT	1,131,932
108,992	RLJ Lodging Trust REIT	1,000,547
42,564	Ryman Hospitality Properties Inc REIT	4,564,563
117,878	Service Properties Trust REIT	537,524
76,982	Summit Hotel Properties Inc REIT	528,096
143,793	Sunstone Hotel Investors Inc REIT	1,483,944
70,823	Xenia Hotels & Resorts Inc REIT	1,046,056
		25,092,433
Manufactured Homes REITS — 2.61%
132,536	Equity LifeStyle Properties Inc REIT	9,455,118
83,273	Sun Communities Inc REIT	11,254,346
		20,709,464
Office Property REITS — 6.28%
110,626	Alexandria Real Estate Equities Inc REIT	13,136,837
122,411	Brandywine Realty Trust REIT	665,916
103,246	BXP Inc REIT	8,307,174
79,884	COPT Defense Properties REIT	2,422,882
108,107	Cousins Properties Inc REIT	3,186,994
118,957	Douglas Emmett Inc REIT	2,090,074
68,793	Easterly Government Properties Inc REIT	934,209
94,883	Empire State Realty Trust Inc Class A REIT	1,051,304
76,265	Equity Commonwealth REIT(a)	1,517,674
75,329	Highwoods Properties Inc REIT	2,524,275
90,234	Hudson Pacific Properties Inc REIT	431,319
61,473	JBG Smith Properties REIT	1,074,548
75,071	Kilroy Realty Corp REIT	2,905,248
9,541	NET Lease Office Properties REIT	292,145
122,160	Paramount Group Inc REIT	601,027
88,113	Piedmont Office Realty Trust Inc Class A REIT	889,941
46,056	SL Green Realty Corp REIT	3,205,958

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
117,779	Vornado Realty Trust REIT	$ 4,640,493
		49,878,018
Regional Malls REITS — 5.31%
153,480	Macerich Co REIT	2,799,475
217,774	Simon Property Group Inc REIT	36,808,161
77,705	Tanger Inc REIT	2,578,252
		42,185,888
Shopping Centers REITS — 5.92%
74,845	Acadia Realty Trust REIT	1,757,361
214,130	Brixmor Property Group Inc REIT	5,965,662
53,459	Federal Realty Investment Trust REIT	6,146,181
479,012	Kimco Realty Corp REIT	11,122,659
156,082	Kite Realty Group Trust REIT	4,145,538
52,689	NETSTREIT Corp REIT(b)	870,949
87,047	Phillips Edison & Co Inc REIT	3,282,542
116,072	Regency Centers Corp REIT	8,383,881
90,567	Retail Opportunity Investments Corp REIT	1,424,619
33,485	SITE Centers Corp REIT	2,025,842
85,968	Urban Edge Properties REIT	1,838,855
		46,964,089
Single Tenant REITS — 7.34%
71,340	Agree Realty Corp REIT(b)	5,374,042
124,586	Essential Properties Realty Trust Inc REIT	4,254,612
65,846	Four Corners Property Trust Inc REIT	1,929,946
34,599	Getty Realty Corp REIT(b)	1,100,594
130,506	NNN Inc REIT	6,328,236
618,823	Realty Income Corp REIT	39,245,755
		58,233,185
Storage REITS — 9.94%
160,022	CubeSmart REIT	8,613,984
150,593	Extra Space Storage Inc REIT	27,135,353
49,650	National Storage Affiliates Trust REIT	2,393,130
111,929	Public Storage REIT	40,727,605
		78,870,072
Shares		Fair Value
Warehouse/Industry REITS — 15.49%
185,762	Americold Realty Trust Inc REIT	$ 5,251,492
34,569	EastGroup Properties Inc REIT	6,458,181
94,037	First Industrial Realty Trust Inc REIT	5,264,191
20,133	Innovative Industrial Properties Inc REIT(b)	2,709,902
209,153	LXP Industrial Trust REIT	2,101,988
26,694	Plymouth Industrial Inc REIT	603,284
657,935	Prologis Inc REIT	83,084,031
155,658	Rexford Industrial Realty Inc REIT	7,831,154
129,404	STAG Industrial Inc REIT	5,058,402
68,856	Terreno Realty Corp REIT	4,601,646
		122,964,271
TOTAL COMMON STOCK — 98.79% (Cost $680,820,759)		$784,113,329
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,799,861	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.88%(d)	4,799,861
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.60% (Cost $4,799,861)		$4,799,861
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.55%
$4,381,000	U.S. Treasury Bills 4.79%, 11/14/2024	4,355,517
TOTAL SHORT TERM INVESTMENTS — 0.55% (Cost $4,355,517)		$4,355,517
TOTAL INVESTMENTS — 99.94% (Cost $689,976,137)		$793,268,707
OTHER ASSETS & LIABILITIES, NET — 0.06%		$471,855
TOTAL NET ASSETS — 100.00%		$793,740,562

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2024.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	35	USD	10,175	Dec 2024	$186,155
				Net Appreciation	$186,155
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Fund's investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2024

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2024, all of the Fund's investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs.  More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
The following table represents the average month-end volume of the Fund's derivative transactions, if any, during the reporting period:
Empower Real Estate Index Fund
Futures Contracts:
Average long contracts	39
Average notional long	$10,144,385

September 30, 2024